INVESTMENTS IN SALES-TYPE LEASES AND LEASEBACK ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Net Investment in Direct Financing and Sales Type Leases [Abstract]
Schedule of sales-type leases

(in thousands of $)	2025	2024
Investments in sales-type leases	—	35,135
Total	—	35,135

Schedule of interest income earned on investments in direct financing leases, sales type leases and leaseback assets
Interest income earned on investments in sales-type leases and leaseback assets in the year ended December 31, 2025 was as follows:

(in thousands of $)	2025	2024	2023
Investments in sales-type leases	951	2,439	3,894
Investments in leaseback assets	—	—	2,298
Total	951	2,439	6,192